Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
	Consolidated			Consolidated
	2023	2022	2021	2023
	AUD$	AUD$	AUD$	$

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(6,750,168)	(327,483)	(2,695,679)	(4,617,115)

Tax at the statutory tax rate of 27.5% (Australian company tax rate)	(1,856,296)	(90,058)	(741,312)	(1,269,707)

Tax expenses related with previous years’ non-deductible/(taxable) costs in calculating taxable income	104,840	-	-	71,710
Effect of statutory tax rates difference between Australian company tax rate to Israeli company’s tax rate (23%)	233,122	200,724	55,127	159,456
Effect of statutory tax rates difference between Australian company tax rate to U.S. Federal company’s tax rate (21%)	(6,687)	-	-	(4,574)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Share-based payments	242,565	85,045	61,372	165,915
Other temporary differences not recognised	1,404,253	(181,725)	633,979	960,509

Income tax expense	121,797	13,986	9,166	83,309